[WILMER CUTLER PICKERING HALE AND DORR LETTERHEAD]
September 30, 2005
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mark P. Shuman, Esq.

Re:	SS&C Technologies, Inc.
Preliminary Merger Schedule 14A filed August 25, 2005
File No. 000-28430
Schedule 13E-3 filed August 25, 2005
File No. 005-48469
Ladies and Gentlemen:
     Submitted herewith for filing on behalf of SS&C Technologies, Inc. (the “Company”), is Amendment No. 1 to the Preliminary Proxy Statement referenced above (“Amendment No. 1”) and Amendment No. 1 to the Rule 13E-3 Transaction Statement referenced above (the “Schedule 13E-3 Amendment” and, together with Amendment No. 1, the “Amendments”).
     The Amendments are being filed in response to comments contained in the letter dated September 23, 2005 (the “Letter”) from Mark P. Shuman of the Staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) to William C. Stone of the Company. The comments and the responses are set forth below and are keyed to the sequential numbering of the comments and the headings used in the Letter and are based in all respects on information provided to Wilmer Cutler Pickering Hale and Dorr LLP by representatives of the Company. In addition, the Amendments contain disclosure of certain updated information.
Preliminary Merger Schedule 14A Filed August 25, 2005
Summary Term Sheet, page 1
1.	In the forepart of this section, please identify, under an appropriate heading, each filing person and describe what each filing person will receive in the merger. For example, while you state Mr. Stone will receive 31% of the outstanding equity of Sunshine

Securities and Exchange Commission
September 30, 2005

Acquisition Corporation and management as a whole will hold 33.9% as stated on page 46, please describe the anticipated percentage of ownership in the surviving company for each filing person.

Response:	The Company has revised the “Summary Term Sheet” section to identify each filing person under the heading “The Filing Persons” and to provide the chart referenced in comment 4, which depicts each filing person’s anticipated percentage of ownership in the surviving company. The revised disclosure is set forth on pages 2 and 3 of Amendment No. 1.
2.	The information required by Items 7, 8 and 9 of Schedule 13E-3 must appear in a “Special Factors” section at the front of the proxy statement, immediately following the Summary Term Sheet. Currently, this section starts on page 17 of your proxy. See Rule 13e-3(e)(1)(ii). Please revise accordingly.

Response:	The Company has relocated the “Special Factors” section to follow immediately after the “Questions and Answers About the Special Meeting and the Merger” section.
Required Vote, page 2
3.	Revise to indicate that the transaction is not subject to a vote of a majority of the unaffiliated shareholders. Similarly, please revise the fourth Q&A on page 10.

Response:	The Company has added additional disclosure in response to the Staff’s comment. The additional disclosure is set forth on pages 4, 12 and 55 of Amendment No. 1.
4.	Please consider adding a chart following the Summary Term Sheet to depict the transactional structure and the relationships among the key parties to the transaction and significant owners of the company, including such parties as Mr. William C. Stone, the current SS&C executive officers, Sunshine Acquisition Corporation, Sunshine Merger Corporation and The Carlyle Group and its affiliates. Providing this diagram will assist readers in understanding the disclosure, and particularly the defined terms that follow in the document.

Response:	The Company has revised the “Summary Term Sheet” section to include charts in response to the Staff’s comment. These charts are set forth on pages 2 and 3 of Amendment No. 1.
Term Sheet
What You Will Receive in the Merger, page 3
5.	Revise to briefly disclose what the going private consideration represents. For example, it is not clear whether the going private consideration is an amount equivalent to the

Securities and Exchange Commission
September 30, 2005

value of the company as a whole, or an amount equivalent to an arbitrary, calculated or negotiated figure reflecting or disproportionate to the market or future projected value of the company.

Response:	The Company has revised the above-referenced disclosure to indicate that the going private consideration represents the value of the Company as a whole, as negotiated by the parties to the merger agreement. The revised disclosure is set forth on page 5 of Amendment No. 1.
Financing, page 3
6.	We note the description of your debt financing and your receipt of a debt commitment letter which proposes to provide you with (a) up to $350 million of senior secured credit facilities and (b) up to $205 million of unsecured senior subordinated loans under a bridge facility. Since a majority of the planned financing will be made possible through incurring new indebtedness that may leave the company highly leveraged or arguably with impaired capital or without the ability to pay its debts as they become due, please provide us with an analysis as to why the transaction presents only a remote risk that it will be viewed as an improper dividend or a fraudulent conveyance. Consider whether it is appropriate to disclose risks to shareholders receiving cash payments as a result of state law rights of creditors to challenge these cash distributions. Further, please explain to us the extent of any deliberation the independent committee and board allocated to obtaining a solvency opinion from an independent financial advisor.

Response:	The Company does not believe that the transaction will leave it with impaired capital or so highly leveraged that it will be unable to pay its debts as they become due. In connection with the transaction, William C. Stone and The Carlyle Group intend to make a combined equity contribution of at least $530 million. This initial equity investment represents over 50% of the pro forma capitalization of the Company. In addition, the near term debt service requirements of both the senior secured credit facilities and the unsecured senior subordinated loans or notes, as applicable, will be limited to regularly scheduled interest payments and nominal amortization payments in respect of the senior secured term loans only, which are projected to be approximately $2.75 million in fiscal year 2006, subject to the finalization of the amortization requirements. To service such obligations in the near term, the Company intends to rely primarily on positive cash flow expected to be generated from operations. The Company notes that its pro forma EBITDA is projected to be at least $89.1 million (including $6.0 million with respect to a potential future acquisition) for fiscal year 2006, $38.2 million of which the Company expects will be available to service its debt. The Company further notes that it will also have the benefit of significant opening liquidity, since the Company expects that approximately $65 million of the $75 million revolving loan facility will remain undrawn at

Securities and Exchange Commission
September 30, 2005

the closing of the transaction. Finally, given the market-tested purchase price of the assets of the Company of $941.6 million, and the initial pro forma total net debt of the Company of $480 million (including the debt required to fund the potential future acquisition), the Company’s value as a going concern will significantly exceed its liabilities upon the closing of the transaction. Based on the foregoing analysis, we believe the risk that the transaction could be viewed as an improper dividend or a fraudulent conveyance is remote, and any disclosure of the risks relating to the state law rights of creditors to challenge the cash distributions to shareholders in connection with the transaction is unnecessary. Neither the Company’s board of directors nor its independent committee discussed the receipt of a solvency opinion from an independent financial advisor.
Special Note Regarding Forward-Looking Statements, page 13
7.	In the forepart of the annual and quarterly reports that you incorporate by reference, your disclosure states that these reports “contain” or “may contain forward-looking statements within the meaning of Section 21E of the Securities Exchange Act of 1934 and Section 27A of the Securities Act of 1933.” Section 27A(b)(1)(E) of the Securities Act of 1933 and Section 21E(b)(1)(E) of the Securities Exchange Act of 1934 expressly state that the safe harbor for forward looking statements does not apply to statements made in connection with a going-private transaction. Please revise to include a statement both here and on page 81 under the caption, “Incorporation by Reference” to affirmatively disclaim any references to the PLSRA in incorporated documents regarding this going private transaction.

Response:	The Company has revised the above-referenced sections to affirmatively disclaim any references to the PLSRA in incorporated documents regarding this going private transaction. The revised disclosure is set forth on pages 54 and 85 of Amendment No. 1.
Solicitation of Proxies, page 16
8.	We note that through your paid solicitor, Georgeson Shareholder Communications, Inc., your directors, officers and employees, proxy solicitation may occur by telephone, facsimile, other electronic means or in person. Please describe what you mean by “other electronic means” and describe briefly any plans to solicit proxies via the Internet. In addition, be advised that all written soliciting materials, including any scripts to be used in soliciting proxies over the telephone or in person, must be filed under the cover of Schedule 14A. Refer to Rule 14a-6(b) and (c).

Response:	The Company has revised the above-referenced disclosure to provide that “other electronic means” includes facsimile. The revised disclosure is set forth on page 56 of Amendment No. 1. The Company acknowledges its

Securities and Exchange Commission
September 30, 2005

obligation to file under the cover of Schedule 14A any scripts to be used in soliciting proxies over the telephone or in person.
9.	Further, please provide the material features of any contract or arrangement with Georgeson Shareholder Communications. Refer to Item 14 of Schedule 13E-3, Item 1009 of Regulation M-A, and Item 4(a)(3) of Schedule 14A.

Response:	The Company has provided additional disclosure regarding the material features of its arrangement with Georgeson Shareholder Communications. The revised disclosure is set forth on page 57 of Amendment No. 1.
Special Factors
Background of the Merger, page 17
10.	Please expand your background disclosure to clarify when the possibility of going private first arose. For example, it appears that Mr. Stone’s initial solicitation of America’s Growth Capital in April 2005 led to a contact with Carlyle sometime in April 2005. Discussions followed that appear relevant to the transaction that transpired prior to his report and discussions with the SS&C board. See Item 1005(c) of Regulation M-A. Please also clarify the level of negotiations Mr. Stone entered into and agreed to with Carlyle on June 1, 2005 and when Mr. Stone first agreed to serve in a continuing capacity with SS&C after the merger.

Response:	The Company has revised the above-referenced disclosure in response to the Staff’s comment. The revised disclosure is set forth on pages 16 and 17 of Amendment No. 1.
11.	Please revise to identify the “well known equity firm [referred to as Firm X] with expertise in SS&C’s industry” that both Mr. Stone and SunTrust Robinson Humphrey negotiated or tell us why you do not believe the identity of this alternative purchaser is required. Further, please tell us whether these negotiations including any presentations regarding Firm X’s specific offer price of $36 per share were made in writing or orally and whether these discussions fall within the scope of Item 1015(a) of Regulation M-A.

Response:	The Company respectfully submits that the identity of Firm X is not necessary for the protection of investors. The Company currently notes in the proxy statement that Firm X is a “well-known private equity firm with expertise in SS&C’s industry” and does not believe that the name of the equity firm is material to investors. If Firm X were offering non-cash consideration as part of a proposed transaction, the Company believes that disclosure of the identity of Firm X would be appropriate. However, Firm X is a financial firm that offered only cash.

Firm X’s proposal of $36 per share was made orally to Mr. Stone as part of informal discussions of a potential transaction, and neither Mr. Stone

Securities and Exchange Commission
September 30, 2005

nor the Company received any report, opinion or appraisal from Firm X that is materially related to the Rule 13e-3 transaction. Accordingly, the Company respectfully submits that the discussions between Mr. Stone and Firm X do not fall within the scope of Item 1015(a) of Regulation M-A.
12.	We note your discussions with potential purchasers appeared to have ceased after July 27, 2005 because you received no definitive expressions of interest. Referring to this discussion on page 22, please revise to discuss the negotiations with “other potential purchasers” and describe what constitutes a “definitive expression of interest.” For example, does your reference to an expression of interest equate to a firm offer as described in paragraph (viii) of Instruction 2 to Item 1014 of Regulation M-A?

Response:	The Company has revised the above-referenced disclosure in response to the Staff’s comment and removed the term “definitive expression of interest” from the disclosure. The revised disclosure is set forth on page 21 of Amendment No. 1.
13.	We note your discussion of the August 25, 2005 amendment to the merger agreement on page 23. Please revise your disclosure here or in the next section regarding reasons for the merger to explain the purpose behind the cash-out of the holders who have fewer than 100 options, opposed to the “mirror issuance” in Sunshine Acquisition for option holdings exceeding that amount?

Response:	The Company has revised the above-referenced disclosure in response to the Staff’s comment. The revised disclosure is set forth on page 22 of Amendment No. 1.
Reasons for the Merger and Recommendation of the Independent Committee and the Board of Directors, page 23
14.	The factors set forth in Instruction 2 to Item 1014 of Regulation M-A, including book value, going concern value and liquidation value, are generally relevant to the fairness of the consideration offered in a going private transaction. If any of the listed factors were not considered, or were considered but not deemed relevant in the context of this transaction, this decision may be material to shareholders’ understanding of the transaction. See Question and Answer Nos. 20 and 21 in Exchange Act Release No. 17719 (April 13, 1981). Please revise your disclosure to address all of the listed factors, or to explain why they are not relevant in the context of this transaction.

Response:	The Company has added additional disclosure in response to the Staff’s comment. The additional disclosure is set forth on page 26 of Amendment No. 1.
15.	Additionally, we note that the independent committee considered the opinion of SunTrust Robinson Humphrey, which analyzed certain methodologies, such as discounted cash flows, peer group comparisons to selected publicly traded reference companies and

Securities and Exchange Commission
September 30, 2005

premiums paid in rendering its fairness determination. It appears unclear, however, whether the independent committee adopted SunTrust Robinson Humphrey’s analyses and conclusions on these substantive factors. Please revise or advise.

Response:	The independent committee relied on, but did not adopt, SunTrust Robinson Humphrey’s analyses and conclusions on the above-referenced substantive factors. Please see the additional disclosure on page 26 of Amendment No. 1.
16.	The discussion in this section should more clearly identify beneficial and detrimental effects of the transaction as they relate to the unaffiliated shareholders and the affiliated shareholders, i.e., executive officers. Please refer to Item 1013(d) of Regulation M-A. While we note that you differentiate a position of fairness of Mr. Stone, Sunshine Acquisition Corporation and Sunshine Merger Corporation on page 34 versus all other unaffiliated shareholders here, please revise your disclosure to separately address the effects of this transaction on affiliated shareholders that are not engaged as principals in the current transaction.

Response:	The Company has revised the disclosure under “Certain Effects of the Merger” in response to the Staff’s comment. The revised disclosure is set forth on pages 37, 38 and 39 of Amendment No. 1.
17.	We note the second bullet point on page 23 highlights the proposed cash consideration as representing a significant premium to your average closing price for different periods. Please revise your risk disclosure on page 26 to discuss whether the independent committee and board considered the high-end of SunTrust Robinson Humphreys discounted cash flow valuation of $42.86 per share which would reflect no premium and your recent historical closing price quote of $34.42 on July 12, 2005 which would reflect only a modest premium.

Response:	The Company has added additional disclosure in response to the Staff’s comment. The additional disclosure is set forth on page 25 of Amendment No. 1.
18.	Please revise the fourth bullet point on page 24 to provide greater detail as to what your independent committee and full board believed constituted other reasonable alternatives. If no reasonable alternative existed at the time of the fairness determination or the board and/or independent committee failed or was unable to pursue any reasonable alternatives, so state.

Response:	The Company has revised the above-referenced disclosure in response to the Staff’s comment. The revised disclosure is set forth on page 23 of Amendment No. 1.
19.	Please clarify the fifth bullet point under the subcaption procedural safeguards on page 25 to quantify what you mean “by approval of holders or a significant number of shares unaffiliated with Carlyle and Mr. Stone.” It appears that the independent committee did

Securities and Exchange Commission
September 30, 2005

not consider a vote of unaffiliated voters to be a factor in its fairness determination, yet only a small minority of unaffiliated voters along with Mr. Stone can secure a vote “FOR” the merger.

Response:	The Company has revised the above-referenced disclosure in response to the Staff’s comment. The revised disclosure is set forth on page 24 of Amendment No. 1.
20.	Please revise your disclosure in your seventh bullet point on page 24 to clarify how your “business, financial performance and condition, operations and prospects weighed in favor of or against determining that this transaction was fair.” Specifically, we note you announced record results for fiscal quarter ended June 30, 2005 included a 66% increase in total revenues, a 136% increase in outsourcing revenues and a 49% increase in net income from fiscal quarter ended June 30, 2004.

Response:	The Company has added additional disclosure in response to the Staff’s comment. The additional disclosure is set forth on page 23 of Amendment No. 1.
21.	Please refer to the last full paragraph on page 26 and revise your disclosure to clarify whether the entire board adopted the analyses made and conclusions reached by the independent committee as its own in rendering its own fairness determination. Please note that to the extent the board has not adopted the independent committee’s analyses and conclusions in full or in part, you should revise your disclosure to independently address what consideration your board gave to each of the substantive factors set forth in Instruction 2 to Item 1014 of Regulation M-A, as well as each of the procedural factors set forth in Items 1014(c) through (f), in rendering the full board’s fairness determination.

Response:	The Company has revised the above-referenced disclosure in response to the Staff’s comment. The revised disclosure is set forth on page 26 of Amendment No. 1.
Opinion of Financial Advisor to the Independent Committee, page 27
General
22.	Please revise to disclose your prior existing relationship with SunTrust Robinson Humphrey in greater detail to provide adequate background information to shareholders when reviewing this fairness opinion. In this discussion, revise to discuss the amounts actually paid to SunTrust Robinson Humphrey, the basis on which the amounts paid were computed and your basis for which you assert these amounts were customary. Refer to Item 1015(b)(4) of Regulation M-A.

Response:	The Company has revised the above-referenced disclosure in response to the Staff’s comment. The revised disclosure is set forth on page 33 of Amendment No. 1.

Securities and Exchange Commission
September 30, 2005

Material and Information Considered with Respect to the Merger, page 27
23.	We note your disclosure on page 28 stating that regarding the SS&C financial projections, senior management of SS&C reasonably prepared and reflected the best available estimates and judgments in providing this advice to SunTrust Robinson Humphrey. Please clarify whether the independent committee reviewed, for accuracy and completeness, these materials and whether the independent committee found SunTrust Robinson Humphrey’s reliance on those materials to be reasonable.

Response:	The Company has revised the above-referenced disclosure in response to the Staff’s comment. The revised disclosure is set forth on page 19 of Amendment No. 1.
Position of William C. Stone as to Fairness, page 34
24.	We note your disclosure that Mr. Stone concluded that the merger is procedurally fair to the shareholders. Considering Mr. Stone’s significant 26.5% interest in SS&C Technologies as of July 31, 2005, clearly disclose how such a fairness conclusion was reached in light of the fact that the merger is not conditioned upon the approval of a majority of the unaffiliated shareholders, which would exclude Mr. Stone’s holdings. Please refer to Question and Answer No. 21 in Exchange Act Release No. 17719 (April 13, 1981).

Response:	The Company has revised the above-referenced disclosure in response to the Staff’s comment. The revised disclosure is set forth on page 34 of Amendment No. 1.
Purposes, Reasons and Plans for SS&C After the Merger, page 27
25.	Referring to the third full paragraph of this subsection, please revise your disclosure to quantify the related direct and indirect costs associated with having publicly traded equity securities.

Response:	The Company revised the above-referenced disclosure to provide more detail on the costs associated with having publicly traded equity securities. The revised disclosure is set forth on page 37 of Amendment No. 1.
Litigation Related to the Merger, page 4
26.	Please provide us with a copy of the class action complaints filed on July 28, 2005 and August 3, 2005. Additionally, provide any answer or material pleadings.

Response:	The Company is supplementally providing the Staff under separate cover with copies of the above-referenced class action complaints. To the Company’s knowledge, no additional pleadings have been filed to date.

Securities and Exchange Commission
September 30, 2005

Certain Projections, page 48
27.	We note you provided Sunshine Acquisition Corporation with your budget plan for 2005 and certain non-public projections of your operating performance. We further note that SunTrust Robinson Humphrey provides certain Internal Plan financial projections on pages 14 and 20-22 in its July 28, 2005 presentation to the independent committee filed as Exhibit 99(C)(4). Please provide us with a copy of the budget plan for fiscal 2005 and any other financial projections provided to SunTrust Robinson Humphrey or Sunshine Acquisition not included as an Exhibit. Ensure that your disclosure summarizes “all” of the material projections that were presented to SunTrust Robinson Humphrey and Sunshine Acquisition.

Response:	The Company is supplementally providing the Staff under separate cover with copies of the above-referenced budget plan for fiscal 2005 and the financial projections provided to SunTrust Robinson Humphrey.
Material U.S. Federal Income Tax Consequences, page 51
28.	Please revise your discussion of material tax consequences to note the differing tax consequences of this transaction pursuant to the August 25, 2005 amendment to the merger agreement. It appears that all outstanding options will become fully vested, immediately exercisable and converted into options to acquire shares of Sunshine Acquisition Corporation common stock. On the other hand, the options of non-employee directors, certain individual option holders identified by Sunshine Acquisition Corporation and holders of options convertible into fewer than 100 shares will be terminated in exchange for a payment equal to the number of shares of common stock subject to the option multiplied by the amount by which cash consideration to be paid exceeds the exercise price of the option. Please refer to Item 1013(d) of Regulation M-A.

Response:	The Company respectfully submits that the material tax consequences section only addresses the material U.S. federal income tax consequences to stockholders, not option holders. The discussion also specifically excludes the tax consequences to stockholders who acquired their stock through the exercise of options or similar derivative securities or otherwise through stock option or stock purchase plan programs. Accordingly, the August 25, 2005 amendment to the merger agreement does not affect the discussion of the material tax consequences, and the Company believes no revision is needed.
29.	Please delete the statement in the third paragraph that this tax consequence disclosure is “only a general summary.” You must disclose a materially complete summary of the tax consequences and effects to you and stockholders as a result of the transaction.

Securities and Exchange Commission
September 30, 2005

Response:	The Company has revised the above-referenced disclosure in response to the Staff’s comment. The revised disclosure is set forth on page 51 of Amendment No. 1.
Selected Financial Information, page 71
30.	Financial information has been incorporated by reference is response to Item 13 of Schedule 13E-3. Please provide complete summarized financial information as required by Instruction 1 to Item 13 of Schedule 13E-3. At present, the disclosure provided does not appear to include the information required by Item 1010(c)(2) of Regulation M-A and most of the information required by Item 101(c)(1) of Regulation M-A. Refer to telephone interpretation H.7 in the July 2001 supplement to our “Manual of Publicly Available Telephone Interpretations” that is available on the Commission’s website at http://www.sec.gov for guidance on complying with a nearly identical instruction in the context of a tender offer.

Response:	The Company has revised the above-referenced disclosure in response to the Staff’s comment. The revised disclosure is set forth on page 75 of Amendment No. 1. With respect to the information required by Item 1010(c)(2) (income per common share from continuing operations), the Company notes that it has no discontinued operations for the periods presented and thus no line item with respect to income from continuing operations.
Security Ownership of Certain Beneficial Owners and Management, page 74
31.	Please revise footnote (3) to disclose the natural person or persons who hold the voting or dispositive power over the securities held by Barclays Global Investors and its affiliates. Refer to Rule 13d-3.

Response:	The Company does not know the identity (or identities) of the natural person (or persons) who holds the voting or dispositive power over the securities held by Barclays Global Investors and its affiliates (“Barclays”). In accordance with Instruction 3 to Item 403 of Regulation S-K, the Company is relying upon information set forth in the Schedule 13G filed by Barclays on February 14, 2005, which schedule does not disclose the natural person or persons at Barclays who exercise voting or dispositive power with respect to the Company’s shares. Although a registrant is deemed to know the contents of any statements filed with the Commission pursuant to Sections 13(d) or 13(g) of the Securities Exchange Act of 1934, the Company does not believe it has an affirmative duty to obtain additional information from such filers nor, based on its prior experience, does it anticipate that Barclays will answer additional inquiries. The Company further submits that Barclays is a well-known and significant

Securities and Exchange Commission
September 30, 2005

financial institution and that the identities of any natural persons who exercise voting or dispositive power are not material to investors.
Certain Relationships and Related Transactions, page 76
32.	Confirm that none of your executive officers including Mr. Stone hold employment or severance agreements that contain change-of-control clauses that will be triggered by this going-private transaction. Alternatively, please disclose the terms of such change-of-control provisions.

Response:	None of the executive officers of the Company, including Mr. Stone, hold employment or severance agreements that contain change-of-control clauses that will be triggered by this going-private transaction.
Appendix — Proxy Card
33.	Please consider including the amount of cash consideration per share, $37.25, to be received by unaffiliated shareholders in Item 1 of the Proxy Card.

Response:	The Company has revised Item 1 of the Proxy Card to include the amount of cash consideration per share.
     Please telephone the undersigned (617-526-6062) or Nicole G. Fitzpatrick (617-526-6488) of this office with any questions concerning these filings.
Best regards,
/s/ James R. Burke
James R. Burke